CHANGES IN EQUITY - Net Income Reserves (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
At January 1, 2022	R$ 84,017.6	R$ 75,151.2	R$ 62,556.0
Fiscal incentive reserve
Investments reserve
At December 31, 2022	83,327.8	84,017.6	75,151.2
Net income reserves, investment reserve [member]
IfrsStatementLineItems [Line Items]
At January 1, 2022	18,359.2	14,511.1	10,798.1
Fiscal incentive reserve	(0.0)	(0.0)
Investments reserve	3,696.7	3,848.1	3,713.0
At December 31, 2022	22,055.9	18,359.2	14,511.1
Net Income Reserves Legal Reserve [Member]
IfrsStatementLineItems [Line Items]
At January 1, 2022	4.5	4.5	4.5
Fiscal incentive reserve	(0.0)	(0.0)	(0.0)
Investments reserve	(0.0)	(0.0)	(0.0)
At December 31, 2022	4.5	4.5	4.5
Net income reserves, fiscal incentive [member]
IfrsStatementLineItems [Line Items]
At January 1, 2022	12,827.9	11,404.4	10,071.6
Fiscal incentive reserve	2,018.7	1,423.5	1,332.8
Investments reserve	(0.0)	(0.0)
At December 31, 2022	14,846.6	12,827.9	11,404.4
Net Income Reserve [Member]
IfrsStatementLineItems [Line Items]
At January 1, 2022	31,191.6	25,920.0	20,874.2
Fiscal incentive reserve	2,018.7	1,423.5	1,332.8
Investments reserve	3,696.7	3,848.1	3,713.0
At December 31, 2022	R$ 36,907.0	R$ 31,191.6	R$ 25,920.0